Fair Value of Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
5.
FAIR VALUE OF INVESTMENTS

The Plan estimates the fair value of investments using available market information and generally accepted valuation methodologies. Fair value is defined as the price that would be received to sell an asset or would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs used to measure fair value are classified into three levels: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The following is a description of the valuation methodologies used for assets measured at fair value:

•
Berkshire Hathaway Class B stock fund: Class B shares of Berkshire Hathaway (Symbol BRK-B) are valued at the closing price as reported on the New York Stock Exchange. The fund also consists of temporary investments in the Dreyfus Government Cash Mgmt Institutional Fund for liquidity purposes and is therefore classified within Level 2 of the valuation hierarchy.
•
Mutual funds: Valued at the net asset value (“NAV”) as reported on various stock exchanges and classified within Level 1 of the valuation hierarchy.
•
Self-directed brokerage accounts: Valued at the NAV of underlying funds as reported on various stock exchanges and classified within Level 1 of the valuation hierarchy.
•
Common collective trust funds: Valued using the NAV provided by the administrator of the trust and classified within Level 2 of the valuation hierarchy. The NAV is based on the value of the underlying assets owned by the trust, minus its liabilities, and then divided by the number of shares outstanding.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. There have been no changes in the methodologies used from 2024 to 2025. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the investments of the Plan reported at fair value held by the Plan Trust as of December 31, 2025 and 2024 (in thousands):

	2025
	Level 1	Level 2	Level 3	Total
Berkshire Hathaway Class B stock fund	$—	$100,972	$—	$100,972
Mutual funds	162,289	—	—	162,289
Self-directed brokerage accounts	5,789	—	—	5,789
Common collective trust funds	—	1,175,683	—	1,175,683
	$168,078	$1,276,655	$—	$1,444,733

	2024
	Level 1	Level 2	Level 3	Total
Berkshire Hathaway Class B stock fund	$—	$99,595	$—	$99,595
Mutual funds	209,480	—	—	209,480
Self-directed brokerage accounts	5,275	—	—	5,275
Common collective trust funds	—	984,611	—	984,611
	$214,755	$1,084,206	$—	$1,298,961